JPMorgan Equity Premium Income Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Equity Premium Income Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 607
Expense Example, No Redemption, 3 Years	782
Expense Example, No Redemption, 5 Years	972
Expense Example, No Redemption, 10 Years	1,519
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	428
Expense Example, No Redemption, 5 Years	739
Expense Example, No Redemption, 10 Years	1,487
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	$ 738